General Information and Basis of Operation (Details)								12 Months Ended
	Jan. 20, 2025 $ / shares shares	Dec. 30, 2024 USD ($) $ / shares shares	Dec. 30, 2024 HKD ($)	May 08, 2024 USD ($) $ / shares shares	May 08, 2024 HKD ($) shares	Apr. 26, 2024 shares	May 18, 2023 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 31, 2021 shares
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares								$ 0.00004	$ 0.00004
Entity Incorporation, Date of Incorporation								Mar. 31, 2021
Common shares authorized								1,250,000,000	1,250,000,000
Total consideration		$ 354,427	$ 2,800,000
Ordinary shares, shares issued								25,000,000	2,525,000
Ordinary shares outstanding								25,000,000	2,525,000
Mr. Leung Chun Yip [Member]
General Information and Basis of Operation [Line Items]
Owner ship percentage								100.00%
Everbright Global [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares acquired							50,000
Stock Issued During Period, Shares, New Issues				1	1
Ordinary shares of each were surrendered (in Dollars) | $				$ 1
Par value (in Dollars per share) | $ / shares		$ 1		$ 1
Common shares authorized		619
Mr. Leung [Member]
General Information and Basis of Operation [Line Items]
Common shares authorized										1
Mr. Leung disposed [Member]
General Information and Basis of Operation [Line Items]
Wholly owned (in Dollars) | $					$ 1
Metaverse [Member]
General Information and Basis of Operation [Line Items]
Acquired interest percentage				100.00%
Subscribers [Member]
General Information and Basis of Operation [Line Items]
Total consideration		$ 358,046	$ 2,800,000
Subsequent Event [Member]
General Information and Basis of Operation [Line Items]
Stock splits	25,000
Subsequent Event [Member] | Minimum [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares	$ 1
Share capital	50,000
Divided shares	50,000
Subsequent Event [Member] | Maximum [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.00004
Common shares authorized	1,250,000,000
Divided shares	1,250,000,000
Ordinary Shares [Member] | Everbright Global [Member]
General Information and Basis of Operation [Line Items]
Common shares authorized		280
IPO [Member]
General Information and Basis of Operation [Line Items]
Stock Issued During Period, Shares, New Issues						49,900
Ordinary shares, shares issued						49,900